Guggenheim Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

Supplement Dated October 1, 2015
to the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), as supplemented from time to time, for Guggenheim Municipal Income Fund, Guggenheim Floating Rate Strategies Fund, Guggenheim Investment Grade Bond Fund, Guggenheim High Yield Fund, Guggenheim Total Return Bond Fund, and Guggenheim Macro Opportunities Fund (each, a “Fund”).

This supplement provides updated information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective October 1, 2015, the corresponding line items of the “Shareholder Fees” table under the section titled “Fees and Expenses of the Fund” and the section titled “Example” are hereby deleted in their entirety and replaced with the following with respect to each Fund as follows:

Guggenheim Floating Rate Strategies Fund:

	Class A	Class C	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1.00%	None

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$403	$650	$916	$1,677	$403	$650	$916	$1,677
C	$282	$584	$1,012	$2,203	$182	$584	$1,012	$2,203
Institutional	$82	$271	$475	$1,066	$82	$271	$475	$1,066
The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Guggenheim High Yield Fund:

	Class A	Class B	Class C	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	Closed to new subscriptions	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None
Redemption Charge (as a percentage of amount redeemed or exchanged)	2.00%	None	2.00%	2.00%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$523	$796	$1,089	$1,922	$523	$796	$1,089	$1,922
B	$703	$1,107	$1,637	$2,760	$203	$807	$1,437	$2,760
C	$304	$647	$1,116	$2,414	$204	$647	$1,116	$2,414
Institutional	$103	$322	$558	$1,236	$103	$322	$558	$1,236

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Guggenheim Investment Grade Bond Fund:

	Class A	Class B	Class C	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	Closed to new subscriptions	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	5.00%	1.00%	None

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$503	$749	$1,015	$1,774	$503	$749	$1,015	$1,774
B	$683	$1,018	$1,480	$2,479	$183	$718	$1,280	$2,479
C	$283	$606	$1,055	$2,302	$183	$606	$1,055	$2,302
Institutional	$80	$271	$478	$1,075	$80	$271	$478	$1,075

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Guggenheim Macro Opportunities Fund:

	Class A	Class C	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1.00%	None

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$536	$853	$1,192	$2,149	$536	$853	$1,192	$2,149
C	$316	$692	$1,194	$2,576	$216	$692	$1,194	$2,576
Institutional	$107	$368	$650	$1,452	$107	$368	$650	$1,452

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Guggenheim Municipal Income Fund:

	Class A	Class C	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1.00%	None

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$481	$749	$1,037	$1,855	$481	$749	$1,037	$1,855
C	$261	$604	$1,073	$2,371	$161	$604	$1,073	$2,371
Institutional	$59	$270	$498	$1,154	$59	$270	$498	$1,154

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Guggenheim Total Return Bond Fund:

	Class A	Class C	Institutional Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	1.00%	None

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

	Redeemed				Not Redeemed
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
A	$492	$739	$1,005	$1,764	$492	$739	$1,005	$1,764
C	$269	$574	$1,004	$2,203	$169	$574	$1,004	$2,203
Institutional	$58	$235	$426	$979	$58	$235	$426	$979

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.

Effective October 1, 2015, under the section titled “Sales Charges” of the Prospectus, the sub-section titled “Class A Shares” is hereby deleted in its entirety and replaced with the following:

CLASS A SHARES
Class A shares are sold at NAV plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.00% of the purchase price of your investment in connection with your initial purchase. The NAV plus the sales charge is the “offering price.” However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates for each Fund other than Guggenheim Floating Rate Strategies Fund and Guggenheim Limited Duration Fund are as follows:

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $1,000,000	1.75%	1.78%
$1,000,000 or greater	None*	None*

*
For investments of $1 million or more, Class A shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge (“CDSC”) based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your financial intermediary directly.

The current sales charge rates for Guggenheim Floating Rate Strategies Fund are as follows:

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.75%	2.83%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $1,000,000	1.25%	1.27%
$1,000,000 or greater	None*	None*

*
For investments of $1 million or more, Class A shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1.00% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your financial intermediary directly.

The current sales charge rates for Guggenheim Limited Duration Fund are as follows:

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Less than $100,000	2.25%	2.30%
$100,000 to $249,999	1.25%	1.27%
$250,000 or greater	None*	None*

*
For investments of $250,000 or more, Class A shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1.00% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your financial intermediary directly.

Effective October 1, 2015, under the section titled “How To Purchase Shares” of the SAI, the sub-section entitled “Class A Shares” is hereby deleted in its entirety and replaced with the following:

Class A Shares—Class A shares of each Fund other than Guggenheim Limited Duration Fund and Guggenheim Floating Rate Strategies Fund are offered at NAV plus an initial sales charge as follows:

	Sales Charge
Amount of Investment	Percentage of Offering Price	Percentage of Net Amount Invested	Sales Charge Percentage Reallowable to Dealers
Less than $50,000	4.00%	4.17%	3.25%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.20%
$250,000 but less than $1,000,000	1.75%	1.78%	1.40%
$1,000,000 or greater	None	None	None*

*
For investments of $1 million or greater, Class A shares are sold at NAV, without any up-front sales charge. However, a 1.00% CDSC based on the initial purchase price or current market value, whichever is lower, will be applied to shares sold within 12 months of purchase.

Class A shares of Guggenheim Floating Rate Strategies Fund are offered at NAV plus an initial sales charge as follows:

	Sales Charge
Amount of Investment	Percentage of Offering Price	Percentage of Net Amount Invested	Sales Charge Percentage Reallowable to Dealers
Less than $50,000	3.00%	3.09%	2.50%
$50,000 but less than $100,000	2.75%	2.83%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $1,000,000	1.25%	1.27%	1.00%
$1,000,000 or greater	None	None	None*

*
For investments of $1 million or greater, Class A shares are sold at NAV, without any up-front sales charge. However, a 1.00% CDSC based on the initial purchase price or current market value, whichever is lower, will be applied to shares sold within 12 months of purchase.

Purchases of Class A shares of the Funds, other than Guggenheim Limited Duration Fund, in amounts of $1,000,000 or more are at NAV (without a sales charge), but are subject to a contingent deferred sales charge of 1% in the event of redemption within one year following purchase. For a discussion of the contingent deferred sales charge, see “Calculation and Waiver of Contingent Deferred Sales Charges.”

Class A shares of Guggenheim Limited Duration Fund are offered at NAV plus an initial sales charge as follows:

	Sales Charge
Amount of Investment	Percentage of Offering Price	Percentage of Net Amount Invested	Sales Charge Percentage Reallowable to Dealers
Less than $100,000	2.25%	2.30%	2.00%
$100,000 to $249,999	1.25%	1.27%	1.00%
$250,000 or greater	None	None	None*

*
For investments of $250,000 or more, Class A shares are sold at NAV, without any up-front sales charge. However, a 1.00% CDSC based on the initial purchase price or current market value, whichever is lower, will be applied to shares sold within 12 months of purchase.

Please Retain This Supplement for Future Reference
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